Shareholders' Equity - Number of Shares of Preferred Stock (Detail) - shares	Sep. 30, 2025	Mar. 31, 2025
Type 5 preferred stock [member]
Disclosure of classes of share capital [line items]
Preferred stock, Authorized	167,000	167,000
Preferred stock, Issued	0	0
Type 7 preferred stock [member]
Disclosure of classes of share capital [line items]
Preferred stock, Authorized	167,000	167,000
Preferred stock, Issued	0	0
Type 8 preferred stock [member]
Disclosure of classes of share capital [line items]
Preferred stock, Authorized	115,000	115,000
Preferred stock, Issued	0	0
Type 9 preferred stock [member]
Disclosure of classes of share capital [line items]
Preferred stock, Authorized	115,000	115,000
Preferred stock, Issued	0	0